BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash	$ 5,517		$ 271
Inventory	2,916		0
Accounts Receivable, net of allowance of $16 ($470 from related party, net of allowance of $10)	788		0
Prepaid expenses and other current assets	49		16
Due from related party	1,350		0
Total current assets	10,620		287
Property and equipment, net	806		1,725
Intangible assets, net	18,196		17,608
Total assets	29,622		19,620
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,841		655
Accrued expenses	772		754
Accrued bonuses	298		2,633
Accrued interest	42		42
Accrued interest to related parties	0		1,127
Due to related party	1,526		1,098
Deferred revenue - related party	480		0
Obligation under capital lease	129		0
Convertible notes payable to related party	0		17,198
Total current liabilities	5,088		23,507
Long-term obligation under capital lease	118		0
Convertible notes payable	2,000		2,000
Total liabilities	7,206		25,507
Commitments
Stockholders’ equity (deficit)
Series A Convertible Preferred Stock - $0.01 par value per share:10,000,000 and 25,000,000 shares authorized, none issued or outstanding as of December 31, 2013 and 2012	0		0
Common stock, - $0.00001 par value, 300,000,000 and 250,000,000 shares authorized, 18,682,310 and 6,041,946 shares issued as of December 31, 2013 and 2012,respectively	0	[1]	0	[1]
Additional paid in capital	174,000		118,247
Accumulated deficit	(151,562)		(124,112)
Treasury stock, at cost - 2,284 shares as of December 31, 2013 and 2012, respectively	(22)		(22)
Total stockholders' equity (deficit)	22,416		(5,887)
Total liabilities and stockholders' equity	$ 29,622		$ 19,620

[1]	Less than $1